EMPLOYEE BENEFIT EXPENSES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EMPLOYEE BENEFIT EXPENSES
Salaries and bonus	¥ 4,636,972	¥ 4,205,361	¥ 3,854,571
Housing fund	414,440	395,489	388,017
Staff welfare and other expenses	1,896,365	1,576,552	1,495,618
Employment expense in relation to early retirement schemes	447,660	767,632	132,044
Employment expenses in relation to termination benefit	37,590	30,247	29,007
Total employee benefits expense	¥ 7,433,027	¥ 6,975,281	¥ 5,899,257